Lease Obligations (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Weighted-average remaining lease term	1 year 8 months 16 days		2 years 2 months 1 day
Weighted average discount rate	5.00%		5.00%
Depreciation expense of finance lease costs	$ 514,244	$ 170,059	$ 499,986	$ 82,586
Interest expense	$ 114,221	$ 41,758	$ 117,858	$ 16,292